CONTINGENCIES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) item	Jan. 02, 2016 USD ($)
Environmental Liabilities Associated with Remediation
Environmental site contingency number of sites | item	13
Balance at beginning of year	$ 17.7	$ 26.2
Charges (reversals), net	11.6	1.2
Payments	(8.0)	(9.7)
Balance at end of year	21.3	17.7
Short term environmental liabilities	$ 8.0	$ 7.0